Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	27,493,949
Proposed Maximum Offering Price per Unit	11.70
Maximum Aggregate Offering Price	$ 321,679,203.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,423.90
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional ordinary shares that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on the Nasdaq Stock Market LLC on July 16, 2026 ($11.70 per share), in accordance with Rule 457(c) of the Securities Act.